Gator Focus Fund
SUMMARY
Investment Objective. The investment objective of the Gator Focus Fund (“Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees. (Fees paid directly from your investment)
Shareholder Fees Gator Focus Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed (sold) within sixty (60) days of the initial purchase of shares in the Fund)	1.00%	1.00%

Annual Fund Operating Expenses. (Expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Gator Focus Fund		Institutional Shares	Investor Shares
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		1.10%	1.10%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	2.11%	2.36%
Fee Waiver and/or Expense Reimbursement	[2]	(0.61%)	(0.61%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1][2]	1.50%	1.75%
[1]	Because the Fund is new, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's investment adviser, Gator Capital Management, LLC (the "Adviser"), has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.49%. Any waiver or reduction of fees or expenses by the Adviser under this agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver or reduction occurred, if the Fund is able to make the payment without exceeding the 1.49% expense limitation. The contractual agreement cannot be terminated prior to July 31, 2014 without the Trust's Board of Trustees' approval.

Expense Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until July 31, 2014. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Expense Example Gator Focus Fund (USD $)	1 Year	3 Years
Institutional Shares	154	620
Investor Shares	180	701

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund. The Fund pursues its investment objective by investing primarily in equity securities of small-capitalization (“small-cap”) companies. The Fund considers a small-cap company to be one that has market capitalization of less than $3 billion. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of small-cap companies. The Fund also may invest in equity securities of mid-capitalization (“mid-cap”) companies. The Fund considers a mid-cap company to be one that has market capitalization of between $3 billion and $10 billion.

The Fund’s equity investments will be primarily in common stock; however, the Fund may also make other equity investments, such as purchases of preferred stock and securities convertible into common stock.

In selecting investments for the Fund, the Adviser primarily uses a value-focused investment philosophy derived from the Adviser’s view that the price of a company’s common stock represents, over time, the value of the company’s underlying business (often referred to as a company’s “intrinsic value”). The Adviser seeks to purchase securities of companies with high-quality underlying businesses with attributes including, but not limited to, one or more of the following factors:

• strong competitive positioning within its industry or market;

• business models with demonstrated or potentially high margins;

• financial history or projections showing potential high returns on equity;

• strong balance sheets; and

• management with a history of or prospects for successful running of the business.

Using the foregoing and other factors, the Adviser seeks to determine companies’ intrinsic values, and then purchases securities that the Adviser believes are trading at a discount to that intrinsic value. The Adviser generally seeks to sell securities when the price of the securities significantly exceeds the Adviser’s calculation of intrinsic value of the underlying business. The Adviser may also sell securities when a company’s business story or fundamentals have materially changed, or the Adviser believes a more attractive investment alternative is available.

Non-Diversified Fund. The Fund is a “non-diversified” investment company. Many mutual funds elect to be “diversified” funds that, as to 75% of their assets, cannot invest more than 5% of their assets in any one security at any given time. A non-diversified fund is not subject to this limitation, and so it may hold a relatively small number of securities in its portfolio.

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Fund will be successful in meeting its investment objective. You may lose money by investing in the Fund.

The following is a summary description of certain risks of investing in the Fund.

• Portfolio Management Risk. The strategies used and securities selected by the Fund’s Adviser may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were consistent with the Fund’s investment strategy, but were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

• Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

• Sector and Regulatory Risk. While the Fund does not concentrate in any industry or group of industries, the Fund may make significant investments in one or more industry sectors, subjecting it to risks greater than risks applicable to the market generally. Weaknesses or declines in the prospects for any industry sectors in which the Fund has significant investments may adversely affect the prices of these securities, thereby adversely affecting the net asset value of the Fund. In addition, to the extent the Fund has significant holdings in a particular regulated industry, regulatory changes affecting that industry may have an adverse impact on the prices of securities of companies in that industry, thereby adversely affecting the net asset value of the Fund.

• Company Risk. Equity securities can fluctuate in price based upon many different factors, including among others, changes in the company’s financial condition or prospects, or changes in market or economic conditions affecting a company’s industry generally. Equity security prices also fluctuate based on investors’ perceptions of a security’s value, regardless of the accuracy of those perceptions.

• Small and Mid-Cap Securities Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small and mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small and mid-cap securities may be more limited than the market for larger companies.

• Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

• Management Style Risk. The performance of the Fund will decline and may be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style (generally, value-oriented small-cap equity) is out-of-favor in the market. Since different types of equity securities (e.g., large-cap, mid-cap, small-cap) tend to shift into and out of favor with investors depending on market and economic conditions, the performance of the Fund may also be worse than the performance of equity funds that focus on other types of equities or have a broader investment style when the Adviser’s management style is out-of-favor.

• Non-Diversified Fund Risk. In general, a non-diversified mutual fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than diversified mutual funds. Accordingly, a non-diversified mutual fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

• New Portfolio Manager Risk. Although the Adviser’s portfolio manager, Derek Pilecki, has managed private investment vehicles for the Adviser in the past, he does not have previous experience managing a mutual fund, which may limit the Adviser’s effectiveness.

• New Fund Risk. The Fund was formed in 2013, and the Adviser has not previously managed an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Performance. Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus and will show changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with those of a broad measure of market performance. Past performance is not necessarily an indication of how the Fund will perform in the future. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling 855-270-2678.